ORGANIZATION (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Vendor [Member]
Product Information [Line Items]
Concentration risk percentage	36.00%	41.00%	36.00%	42.00%	41.00%	37.00%